Document and Entity Information	Jun. 30, 2022
Risk/Return:
Registrant Name	IVY FUNDS
Registrant CIK	0000883622
SEC Form	485BPOS
Period end date	Jun. 30, 2022
Investment Company Type	N-1A
Amendment Flag	false